Financing Net Investment Result - Summary of Financing Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement1 [Line Items]
- Subordinated loans	€ (82)	€ (99)	€ (115)
- Trust pass-through securities	(8)	(9)	(9)
- Borrowings	(88)	(82)	(58)
On December 31	€ (178)	€ (190)	€ (182)